Property, plant and equipment -Summary of property plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	$ 1,301
Accumulated cost/depreciation, Balance	1,107	$ 1,301
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	3,918	3,782
Additions	267	141
Impact of currency translation	(66)	(5)
Accumulated cost/depreciation, Balance	4,120	3,918
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	2,617	2,115
Depreciation	443	507
Impact of currency translation	(48)	(5)
Accumulated cost/depreciation, Balance	3,012	2,617
Plant And Machinery fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	488
Accumulated cost/depreciation, Balance	$ 483	$ 488
Plant And Machinery fixtures and fittings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Plant And Machinery fixtures and fittings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Plant And Machinery fixtures and fittings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	$ 855	$ 855
Additions	125	0
Impact of currency translation	(11)	0
Accumulated cost/depreciation, Balance	969	855
Plant And Machinery fixtures and fittings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	367	236
Depreciation	125	131
Impact of currency translation	(6)	0
Accumulated cost/depreciation, Balance	486	367
Office furniture and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	111
Accumulated cost/depreciation, Balance	$ 69	$ 111
Office furniture and office equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Office furniture and office equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Office furniture and office equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	$ 782	$ 710
Additions	38	74
Impact of currency translation	(18)	(2)
Accumulated cost/depreciation, Balance	803	782
Office furniture and office equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	671	572
Depreciation	73	101
Impact of currency translation	(10)	(2)
Accumulated cost/depreciation, Balance	734	671
Instruments and lab equipment software tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	712
Accumulated cost/depreciation, Balance	$ 556	$ 712
Instruments and lab equipment software tools [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Instruments and lab equipment software tools [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Instruments and lab equipment software tools [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	$ 2,281	$ 2,217
Additions	104	67
Impact of currency translation	(37)	(3)
Accumulated cost/depreciation, Balance	2,348	2,281
Instruments and lab equipment software tools [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost/depreciation, Balance	1,579	1,307
Depreciation	246	275
Impact of currency translation	(33)	(3)
Accumulated cost/depreciation, Balance	$ 1,793	$ 1,579